Quarterly Holdings Report
for
Fidelity® SAI Japan Stock Index Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
JSI-NPRT3-0924
1.9901437.103
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 0.8%
Nippon Telegraph & Telephone Corp.	5,230,900	5,574,640
Entertainment - 2.1%
Capcom Co. Ltd.	60,600	1,295,292
Konami Group Corp.	17,600	1,324,217
Nexon Co. Ltd.	58,800	1,266,476
Nintendo Co. Ltd.	181,900	10,051,504
Toho Co. Ltd.	19,600	703,880
		14,641,369
Interactive Media & Services - 0.2%
LY Corp.	467,900	1,170,646
Media - 0.1%
Dentsu Group, Inc.	35,500	938,734
Wireless Telecommunication Services - 3.7%
KDDI Corp.	262,000	7,883,584
SoftBank Corp.	499,600	6,517,162
SoftBank Group Corp.	180,100	11,006,348
		25,407,094
TOTAL COMMUNICATION SERVICES		47,732,483
CONSUMER DISCRETIONARY - 17.5%
Automobile Components - 1.9%
Aisin Seiki Co. Ltd.	30,900	1,062,281
Bridgestone Corp.	99,900	4,073,287
DENSO Corp.	331,000	5,428,073
Koito Manufacturing Co. Ltd.	35,000	524,632
Sumitomo Electric Industries Ltd.	125,100	1,892,397
		12,980,670
Automobiles - 7.8%
Honda Motor Co. Ltd.	785,600	8,393,804
Isuzu Motors Ltd.	102,100	1,381,120
Mazda Motor Corp.	99,500	858,229
Nissan Motor Co. Ltd.	410,600	1,303,296
Subaru Corp.	105,600	2,030,318
Suzuki Motor Corp.	275,100	3,161,500
Toyota Motor Corp.	1,856,400	35,662,856
Yamaha Motor Co. Ltd.	156,300	1,455,463
		54,246,586
Broadline Retail - 0.5%
Pan Pacific International Holdings Ltd.	66,700	1,754,712
Rakuten Group, Inc. (a)	262,600	1,540,590
		3,295,302
Hotels, Restaurants & Leisure - 1.0%
McDonald's Holdings Co. (Japan) Ltd. (b)	15,100	625,954
Oriental Land Co. Ltd.	191,000	5,468,240
Zensho Holdings Co. Ltd.	16,900	688,951
		6,783,145
Household Durables - 3.8%
Panasonic Holdings Corp.	408,200	3,343,642
Sekisui Chemical Co. Ltd.	66,700	1,012,266
Sekisui House Ltd.	104,400	2,615,883
Sony Group Corp.	218,600	19,415,755
		26,387,546
Leisure Products - 0.7%
Bandai Namco Holdings, Inc.	104,900	2,229,205
SHIMANO, Inc.	13,400	2,390,988
		4,620,193
Specialty Retail - 1.5%
Fast Retailing Co. Ltd.	30,600	8,434,857
Nitori Holdings Co. Ltd.	14,000	1,712,137
ZOZO, Inc.	23,700	693,816
		10,840,810
Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp.	119,640	1,976,630
TOTAL CONSUMER DISCRETIONARY		121,130,882
CONSUMER STAPLES - 5.3%
Beverages - 0.9%
Asahi Group Holdings	84,300	3,103,353
Kirin Holdings Co. Ltd.	136,000	1,922,711
Suntory Beverage & Food Ltd.	24,300	879,507
		5,905,571
Consumer Staples Distribution & Retail - 1.3%
AEON Co. Ltd.	114,500	2,612,500
Kobe Bussan Co. Ltd.	26,300	694,873
MatsukiyoCocokara & Co.	60,100	983,112
Seven & i Holdings Co. Ltd.	391,800	4,691,710
		8,982,195
Food Products - 1.1%
Ajinomoto Co., Inc.	82,200	3,385,429
Kikkoman Corp.	118,800	1,486,657
Meiji Holdings Co. Ltd.	41,100	1,037,955
Nissin Food Holdings Co. Ltd.	35,100	1,048,044
Yakult Honsha Co. Ltd.	44,900	924,945
		7,883,030
Household Products - 0.3%
Unicharm Corp.	70,600	2,365,144
Personal Care Products - 0.8%
Kao Corp.	81,600	3,573,238
Shiseido Co. Ltd.	70,000	2,187,601
		5,760,839
Tobacco - 0.9%
Japan Tobacco, Inc.	210,100	6,182,231
TOTAL CONSUMER STAPLES		37,079,010
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ENEOS Holdings, Inc.	504,400	2,642,825
Idemitsu Kosan Co. Ltd.	158,500	1,043,932
INPEX Corp.	165,300	2,552,479
		6,239,236
FINANCIALS - 15.3%
Banks - 8.5%
Chiba Bank Ltd.	92,800	869,302
Concordia Financial Group Ltd.	184,000	1,159,663
Japan Post Bank Co. Ltd.	253,300	2,663,957
Mitsubishi UFJ Financial Group, Inc.	1,943,800	22,451,576
Mizuho Financial Group, Inc.	422,300	9,653,839
Resona Holdings, Inc.	369,100	2,646,794
Shizuoka Financial Group	76,800	767,101
Sumitomo Mitsui Financial Group, Inc.	219,100	15,821,852
Sumitomo Mitsui Trust Holdings, Inc.	114,700	2,899,254
		58,933,338
Capital Markets - 1.2%
Daiwa Securities Group, Inc.	233,500	1,927,800
Japan Exchange Group, Inc.	86,900	2,040,275
Nomura Holdings, Inc.	526,100	3,243,728
SBI Holdings, Inc. Japan	47,600	1,252,874
		8,464,677
Financial Services - 0.9%
Mitsubishi HC Capital, Inc.	141,200	1,027,860
ORIX Corp.	202,100	4,888,729
		5,916,589
Insurance - 4.7%
Dai-ichi Mutual Life Insurance Co.	158,400	4,829,665
Japan Post Holdings Co. Ltd.	364,800	3,863,403
Japan Post Insurance Co. Ltd.	33,500	700,614
MS&AD Insurance Group Holdings, Inc.	225,200	5,308,988
Sompo Holdings, Inc.	156,100	3,559,379
T&D Holdings, Inc.	85,700	1,606,510
Tokio Marine Holdings, Inc.	328,900	12,903,780
		32,772,339
TOTAL FINANCIALS		106,086,943
HEALTH CARE - 8.2%
Health Care Equipment & Supplies - 2.4%
Hoya Corp.	61,400	7,693,470
Olympus Corp.	202,100	3,489,073
Sysmex Corp.	88,100	1,442,309
Terumo Corp.	234,900	4,211,373
		16,836,225
Health Care Technology - 0.1%
M3, Inc.	77,300	721,770
Pharmaceuticals - 5.7%
Astellas Pharma, Inc.	316,800	3,674,233
Chugai Pharmaceutical Co. Ltd.	117,600	5,132,359
Daiichi Sankyo Co. Ltd.	323,800	13,187,627
Eisai Co. Ltd.	44,100	1,681,796
Kyowa Kirin Co., Ltd.	47,300	997,680
Ono Pharmaceutical Co. Ltd.	65,500	966,278
Otsuka Holdings Co. Ltd.	73,200	3,730,880
Shionogi & Co. Ltd.	44,100	1,939,919
Takeda Pharmaceutical Co. Ltd.	277,000	7,776,578
		39,087,350
TOTAL HEALTH CARE		56,645,345
INDUSTRIALS - 22.7%
Air Freight & Logistics - 0.3%
Nippon Express Holdings, Inc.	12,700	628,407
SG Holdings Co. Ltd.	56,100	570,531
Yamato Holdings Co. Ltd.	44,200	536,813
		1,735,751
Building Products - 1.2%
AGC, Inc.	34,300	1,227,589
Daikin Industries Ltd.	46,200	6,699,309
Toto Ltd.	24,800	682,873
		8,609,771
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co. Ltd.	36,400	1,197,495
Secom Co. Ltd.	36,800	2,349,781
Toppan Holdings, Inc.	40,300	1,139,932
		4,687,208
Construction & Engineering - 0.6%
Kajima Corp.	74,000	1,429,940
Obayashi Corp.	113,700	1,492,805
Taisei Corp.	29,100	1,235,916
		4,158,661
Electrical Equipment - 1.5%
Fuji Electric Co. Ltd.	22,200	1,248,681
Mitsubishi Electric Corp.	338,300	5,636,680
Nidec Corp.	73,100	3,215,721
		10,101,082
Ground Transportation - 1.6%
Central Japan Railway Co.	135,200	3,187,603
East Japan Railway Co.	158,900	3,027,586
Hankyu Hanshin Holdings, Inc.	40,100	1,152,368
Keisei Electric Railway Co.	22,600	675,945
Kintetsu Group Holdings Co. Ltd.	31,700	737,667
Tokyu Corp.	87,500	1,060,096
West Japan Railway Co.	76,900	1,513,933
		11,355,198
Industrial Conglomerates - 2.6%
Hikari Tsushin, Inc.	3,200	602,597
Hitachi Ltd.	811,500	17,533,823
		18,136,420
Machinery - 4.6%
Daifuku Co. Ltd.	53,200	973,407
FANUC Corp.	166,800	4,945,082
Hitachi Construction Machinery Co. Ltd.	18,800	468,254
Hoshizaki Corp.	19,000	602,069
Komatsu Ltd.	161,900	4,602,424
Kubota Corp.	175,100	2,517,398
Makita Corp.	39,200	1,292,144
Minebea Mitsumi, Inc.	63,500	1,527,450
Mitsubishi Heavy Industries Ltd.	561,000	6,724,193
SMC Corp.	10,000	4,865,656
Toyota Industries Corp.	25,700	2,201,068
Yaskawa Electric Corp.	42,000	1,461,760
		32,180,905
Marine Transportation - 0.8%
Kawasaki Kisen Kaisha Ltd.	68,800	1,057,123
Mitsui OSK Lines Ltd.	60,300	1,915,319
Nippon Yusen KK	80,400	2,590,802
		5,563,244
Passenger Airlines - 0.1%
Ana Holdings, Inc.	28,000	535,577
Japan Airlines Co. Ltd.	25,300	409,933
		945,510
Professional Services - 2.2%
Recruit Holdings Co. Ltd.	259,900	14,903,521
Trading Companies & Distributors - 6.5%
Itochu Corp.	208,100	10,672,088
Marubeni Corp.	249,400	4,693,653
Mitsubishi Corp.	585,200	12,085,582
Mitsui & Co. Ltd.	450,400	10,451,031
MonotaRO Co. Ltd.	43,900	620,584
Sumitomo Corp.	182,000	4,522,252
Toyota Tsusho Corp.	111,600	2,231,221
		45,276,411
TOTAL INDUSTRIALS		157,653,682
INFORMATION TECHNOLOGY - 15.0%
Electronic Equipment, Instruments & Components - 4.9%
Hamamatsu Photonics K.K.	24,600	714,164
Ibiden Co. Ltd.	19,700	768,380
Keyence Corp.	34,100	14,910,579
Kyocera Corp.	224,800	2,831,349
Murata Manufacturing Co. Ltd.	301,700	6,712,216
OMRON Corp.	30,700	1,138,782
Shimadzu Corp.	41,500	1,234,985
TDK Corp.	68,100	4,750,814
Yokogawa Electric Corp.	40,000	1,012,490
		34,073,759
IT Services - 2.5%
Fujitsu Ltd.	308,200	5,596,966
NEC Corp.	43,000	3,721,851
Nomura Research Institute Ltd.	66,100	2,060,592
NTT Data Corp.	110,500	1,720,973
OBIC Co. Ltd.	11,300	1,719,836
Otsuka Corp.	39,900	887,199
SCSK Corp.	27,400	540,208
TIS, Inc.	37,200	802,083
		17,049,708
Semiconductors & Semiconductor Equipment - 5.6%
Advantest Corp.	134,100	5,935,452
Disco Corp.	16,100	5,383,789
Lasertec Corp.	14,000	2,484,066
Renesas Electronics Corp.	262,000	4,512,655
ROHM Co. Ltd.	57,700	789,208
Screen Holdings Co. Ltd.	14,200	1,203,305
Sumco Corp.	61,300	1,007,796
Tokyo Electron Ltd.	82,600	17,283,843
		38,600,114
Software - 0.2%
Oracle Corp. Japan	6,700	546,984
Trend Micro, Inc.	23,400	1,121,620
		1,668,604
Technology Hardware, Storage & Peripherals - 1.8%
Brother Industries Ltd.	40,600	843,682
Canon, Inc.	175,100	5,480,928
FUJIFILM Holdings Corp.	196,000	4,660,083
Ricoh Co. Ltd.	96,000	893,694
Seiko Epson Corp.	50,600	875,907
		12,754,294
TOTAL INFORMATION TECHNOLOGY		104,146,479
MATERIALS - 4.3%
Chemicals - 3.4%
Asahi Kasei Corp.	219,600	1,583,594
Mitsubishi Chemical Group Corp.	237,300	1,401,552
Mitsui Chemicals, Inc.	29,900	864,469
Nippon Paint Holdings Co. Ltd.	166,000	1,061,345
Nippon Sanso Holdings Corp.	30,300	1,005,247
Nissan Chemical Corp.	21,900	706,624
Nitto Denko Corp.	25,100	2,179,522
Shin-Etsu Chemical Co. Ltd.	315,400	14,013,439
Toray Industries, Inc.	242,800	1,262,331
		24,078,123
Metals & Mining - 0.9%
JFE Holdings, Inc.	100,700	1,475,091
Nippon Steel Corp.	149,800	3,252,518
Sumitomo Metal Mining Co. Ltd.	43,300	1,320,394
		6,048,003
TOTAL MATERIALS		30,126,126
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Japan Real Estate Investment Corp.	224	777,544
Nippon Building Fund, Inc.	268	1,035,827
Nippon Prologis REIT, Inc.	398	656,492
Nomura Real Estate Master Fund, Inc.	702	692,136
		3,161,999
Real Estate Management & Development - 2.2%
Daito Trust Construction Co. Ltd.	10,300	1,246,891
Daiwa House Industry Co. Ltd.	98,100	2,778,033
Hulic Co. Ltd.	67,200	660,090
Mitsubishi Estate Co. Ltd.	197,100	3,359,361
Mitsui Fudosan Co. Ltd.	467,400	4,842,199
Nomura Real Estate Holdings, Inc.	19,200	543,555
Sumitomo Realty & Development Co. Ltd.	50,000	1,652,637
		15,082,766
TOTAL REAL ESTATE		18,244,765
UTILITIES - 1.1%
Electric Utilities - 0.7%
Chubu Electric Power Co., Inc.	112,800	1,422,241
Kansai Electric Power Co., Inc.	123,200	2,108,666
Tokyo Electric Power Co., Inc. (a)	267,300	1,338,842
		4,869,749
Gas Utilities - 0.4%
Osaka Gas Co. Ltd.	64,600	1,462,166
Tokyo Gas Co. Ltd.	63,100	1,382,497
		2,844,663
TOTAL UTILITIES		7,714,412
TOTAL COMMON STOCKS (Cost $610,456,544)		692,799,363

Government Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $409,743)	411,000	409,735

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f) (Cost $502,180)	502,130	502,180

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $611,368,467)	693,711,278
NET OTHER ASSETS (LIABILITIES) - 0.1%	535,230
NET ASSETS - 100.0%	694,246,508

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Yen Denominated Nikkei Contracts (United States)	11	Sep 2024	1,419,195	(25,115)	(25,115)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,754.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	540,844	236,422,911	236,964,658	198,775	903	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	768,675	29,277,421	29,543,916	19,537	-	-	502,180	0.0%
Total	1,309,519	265,700,332	266,508,574	218,312	903	-	502,180

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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